Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (unaudited) (Parenthetical) $ in Thousands	3 Months Ended
Aug. 31, 2020 USD ($)
Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (unaudited)
Issuance costs	$ 4,596